RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties for amount due to related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to Related Parties	$ 719	$ 7,252	$ 333
Oak Pacific Investment
Related Party Transaction [Line Items]
Due to Related Parties	0	1,834	0
Beijing Infinities
Related Party Transaction [Line Items]
Due to Related Parties	681	0	0
Others
Related Party Transaction [Line Items]
Due to Related Parties	$ 38	$ 5,418	$ 333